CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2025	Oct. 31, 2024
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Class A ordinary shares
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	9,121,921	2,334,353
Ordinary shares, shares outstanding	9,121,921	2,334,353
Class B ordinary shares
Ordinary shares, par value, (per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	1,505,000	50,000
Ordinary shares, shares outstanding	1,505,000	50,000